AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.9%
Information Technology – 27.3%
Communications Equipment – 1.7%
Arista Networks, Inc.(a)	10,939	$2,215,694
Motorola Solutions, Inc.	14,094	1,873,375

		4,089,069

Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp. - Class A	9,602	699,794
Cognex Corp.(b)	18,992	801,842
IPG Photonics Corp.(a)	9,622	1,061,114

		2,562,750

IT Services – 7.7%
Euronet Worldwide, Inc.(a)	20,585	1,764,546
PayPal Holdings, Inc.(a)	66,772	6,392,751
Visa, Inc. - Class A	65,780	10,598,474

		18,755,771

Semiconductors & Semiconductor Equipment – 4.8%
ASML Holding NV (ADR)	8,040	2,103,586
NVIDIA Corp.	9,034	2,381,362
QUALCOMM, Inc.	24,119	1,631,650
Texas Instruments, Inc.	8,188	818,227
Xilinx, Inc.	61,225	4,771,877

		11,706,702

Software – 12.0%
Adobe, Inc.(a)	13,327	4,241,184
ANSYS, Inc.(a)	2,183	507,482
Microsoft Corp.	112,108	17,680,553
Paycom Software, Inc.(a)	7,491	1,513,257
Slack Technologies, Inc. - Class A(a)	67,699	1,817,041
Splunk, Inc.(a)	10,477	1,322,512
Tyler Technologies, Inc.(a)	6,760	2,004,745

		29,086,774

		66,201,066

Health Care – 26.6%
Biotechnology – 6.2%
Regeneron Pharmaceuticals, Inc.(a)	11,905	5,813,092
Vertex Pharmaceuticals, Inc.(a)	38,846	9,243,406

		15,056,498

Health Care Equipment & Supplies – 9.0%
ABIOMED, Inc.(a)	9,439	1,370,165
Align Technology, Inc.(a)	12,704	2,209,861
Edwards Lifesciences Corp.(a)	29,405	5,546,371
IDEXX Laboratories, Inc.(a)	10,444	2,529,954
Intuitive Surgical, Inc.(a) (b)	15,639	7,744,589
Stryker Corp.	14,642	2,437,747

		21,838,687

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.7%
UnitedHealth Group, Inc.	45,853	$11,434,821

Health Care Technology – 1.0%
Veeva Systems, Inc. - Class A(a) (b)	14,696	2,298,014

Life Sciences Tools & Services – 2.1%
Illumina, Inc.(a)	13,663	3,731,639
Mettler-Toledo International, Inc.(a)	1,881	1,298,849

		5,030,488

Pharmaceuticals – 3.6%
Zoetis, Inc.	73,148	8,608,788

		64,267,296

Consumer Discretionary – 14.9%
Hotels, Restaurants & Leisure – 0.9%
Domino’s Pizza, Inc.	6,947	2,251,314

Internet & Direct Marketing Retail – 5.8%
Amazon.com, Inc.(a)	5,956	11,612,532
Booking Holdings, Inc.(a)	1,292	1,738,154
Etsy, Inc.(a)	18,391	706,950

		14,057,636

Specialty Retail – 5.8%
Burlington Stores, Inc.(a)	18,879	2,991,566
Five Below, Inc.(a)	11,227	790,156
Home Depot, Inc. (The)	28,853	5,387,144
TJX Cos., Inc. (The)	65,194	3,116,925
Ulta Beauty, Inc.(a)	9,798	1,721,509

		14,007,300

Textiles, Apparel & Luxury Goods – 2.4%
NIKE, Inc. - Class B	70,811	5,858,902

		36,175,152

Communication Services – 14.0%
Entertainment – 2.3%
Electronic Arts, Inc.(a)	51,221	5,130,808
Take-Two Interactive Software, Inc.(a) (b)	4,010	475,626

		5,606,434

Interactive Media & Services – 11.7%
Alphabet, Inc. - Class C(a)	14,074	16,365,388
Facebook, Inc. - Class A(a)	70,960	11,836,128

		28,201,516

		33,807,950

Company	Shares	U.S. $ Value

Consumer Staples – 5.9%
Beverages – 3.8%
Monster Beverage Corp.(a) (b)	162,201	$9,125,428

Food & Staples Retailing – 2.1%
Costco Wholesale Corp.	17,967	5,122,931

		14,248,359

Industrials – 4.2%
Building Products – 1.3%
Allegion PLC	34,008	3,129,416

Commercial Services & Supplies – 0.7%
Copart, Inc.(a) (b)	25,197	1,726,498

Electrical Equipment – 0.3%
AMETEK, Inc.	11,224	808,353

Industrial Conglomerates – 1.5%
Roper Technologies, Inc.(b)	11,784	3,674,369

Machinery – 0.4%
IDEX Corp.	6,441	889,567

		10,228,203

Materials – 1.6%
Chemicals – 1.6%
Sherwin-Williams Co. (The)	8,357	3,840,209

Financials – 0.4%
Capital Markets – 0.4%
S&P Global, Inc.	3,656	895,903

Total Common Stocks (cost $211,135,503)		229,664,138

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $7,185,414)	7,185,414	7,185,414

Total Investments Before Security Lending Collateral for Securities Loaned – 97.9% (cost $218,320,917)		236,849,552

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $5,502,324)	5,502,324	5,502,324

U.S. $ Value

Total Investments – 100.2% (cost $223,823,241)(f)	$242,351,876
Other assets less liabilities – (0.2)%	(400,202)

Net Assets – 100.0%	$241,951,674

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,728,006 and gross unrealized depreciation of investments was $(6,199,371), resulting in net unrealized appreciation of $18,528,635.

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$229,664,138	$-0-	$-0-	$229,664,138
Short-Term Investments:
Investment Companies	7,185,414	-0-	-0-	7,185,414
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,502,324	-0-	-0-	5,502,324

Total Investments in Securities	242,351,876	-0-	-0-	242,351,876
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$242,351,876	$-0-	$-0-	$242,351,876

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$27,443	$35,114	$55,372	$7,185	$66
Government Money Market Portfolio*.	-0-	6,455	953	5,502	0	**
Total				$12,687	$66

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.